HUNDREDFOLD SELECT ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares				Fair Value
	OPEN-END FUNDS — 60.6%
	ALTERNATIVE - 5.2%
741,554	Ambassador Fund			$ 7,504,530

	COMMODITY - 10.5%
1,463,897	AQR Risk-Balanced Commodities Fund, Class R6			15,268,447

	FIXED INCOME - 44.9%
2,055,639	American Beacon Developing World Income Fund, R5 Class			15,499,517
1,099,834	Easterly Income Opportunities Fund, Class R6			11,493,267
1,552,126	PGIM Securitized Credit Fund, Class Z			15,148,753
1,413,101	PIMCO Income Fund, Institutional Class			15,544,113
691,562	Thompson Bond Fund			7,455,037
				65,140,687

	TOTAL OPEN-END FUNDS (Cost $86,092,337)			87,913,664

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 8.3%
	U.S. TREASURY BILL — 8.3%
12,113,000	United States Treasury Bill(a)	3.7600	02/05/26	12,029,945

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $12,029,471)			12,029,945

Shares
	SHORT-TERM INVESTMENTS — 7.7%
	MONEY MARKET FUNDS - 7.7%
9,380,052	Fidelity Money Market Government Portfolio, Institutional Class, 3.82%(b)			9,380,052
1,786,887	First American Government Obligations Fund Class X, 3.88%(b),(c)			1,786,887
	TOTAL MONEY MARKET FUNDS (Cost $11,166,939)			11,166,939

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,166,939)			11,166,939

HUNDREDFOLD SELECT ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

				Fair Value
	TOTAL INVESTMENTS - 76.6% (Cost $109,288,747)			$111,110,548
	OTHER ASSETS IN EXCESS OF LIABILITIES- 23.4%			34,006,771
	NET ASSETS - 100.0%			$145,117,319

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation(Depreciation)
44	CME E-Mini Standard & Poor's 500 Index Futures	12/19/2025	$15,090,900	$251,063
44	COMEX Copper Futures(c)	03/27/2026	5,799,200	(8,113)
144	NYBOT FINEX United States Dollar Index Futures	12/15/2025	14,314,752	(53,467)
	TOTAL FUTURES CONTRACTS			$189,483

(a)	Zero coupon bond; rate disclosed is the effective yield as of November 30, 2025
(b)	Rate disclosed is the seven-day effective yield as of November 30, 2025.
(c)	All or a portion of this investment is a holding of the Hundredfold Select Alternative Fund Limited (HFSA Fund Limited).

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at November 30, 2025	Interest Rate Payable(1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
644,172	AQR Equity Market Neutral Fund, Class R6	$7,968,402	USD-SOFR plus 165 bp	8/4/2026	NGFP	$152,533
1,180,891	AQR Long-Short Equity Fund, Class R6	24,574,342	USD-SOFR plus 165 bp	7/1/2026	NGFP	1,238,923
1,988,950	BlackRock High Yield Portfolio Fund, Class K	14,419,890	USD-SOFR plus 165 bp	11/13/2028	BRC	21,986
1,439,921	Diamond Hill Short Duration Securitized Bond Fund, Class Y	14,428,004	USD-SOFR plus 165 bp	7/24/2028	BRC	(134,285)
1,867,890	Eaton Vance Global Macro Absolute Return Advantage Fund, Class R6	22,750,895	USD-SOFR plus 165 bp	8/28/2028	BRC	456,850
1,498,471	Holbrook Income Fund, Class I	14,700,000	USD-SOFR plus 165 bp	9/23/2026	NGFP	48,489
275,600	iShares Flexible Income Active ETF	14,706,016	USD-OBFR plus 55 bp	4/27/2026	NGFP	(83,265)
178,100	iShares iBoxx $ High Yield Corporate Bond ETF	14,424,319	USD-OBFR plus 55 bp	4/27/2026	NGFP	43,597
67,100	iShares National Muni Bond ETF	7,208,553	USD-OBFR plus 55 bp	4/27/2026	NGFP	329
928,163	Nuveen Preferred Securities & Income Fund, Class R6	15,110,490	USD-SOFR plus 165 bp	6/20/2028	BRC	25,249
1,496,945	PIMCO Preferred and Capital Securities Fund, Institutional Class	14,729,939	USD-FED plus 165 bp	12/31/2026	CIBC	(50,274)
142,800	Vanguard Tax-Exempt Bond Index Fund ETF	7,214,256	USD-OBFR plus 55 bp	4/27/2026	NGFP	(653)
644,612	Victory Pioneer Cat Bond Fund, Class R6	7,709,557	USD-SOFR plus 165 bp	9/29/2026	NGFP	65,187

					Total:	$1,784,666
	BRC - Barclays Capital
	CIBC - Canadian Imperial Bank of Commerce
	FED - Federal Funds Effective Rate
	NGFP - Nomura Global Financial Products, Inc.
	OBFR - Overnight Bank Funding Rate
	SOFR - Secured Overnight Financing Rate

	(1) Interest rate is based upon predeterminied notional amounts, which may be a multiple of the number of shares plus a specified spread.